Regulatory Assets and Liabilities - Florida Electric Utility (Narrative) (Details) - TEC - USD ($) $ in Millions				12 Months Ended
	Sep. 04, 2025	Dec. 03, 2024	May 07, 2024	Dec. 31, 2025	Dec. 31, 2024
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure				54.00%
Approved rate increase (decrease)	$ 88
Recovery period				30 years
2025
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure		54.00%
2026
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure		54.00%
2027
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure		54.00%
Base rate | 2025
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)		$ 185
Base rate | 2026
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)		87
Base rate | 2027
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)		$ 9
Cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity				10.50%	10.20%
Fuel | June 2024 to May 2025
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)			$ (138)
Recovery period			12 months
Storm reserve
Public Utilities, General Disclosures [Line Items]
Approved rate increase (decrease)				$ 466
Recovery period				18 months
Minimum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity				9.50%	9.25%
Minimum | 2025
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.50%
Minimum | 2026
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.50%
Minimum | 2027
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		9.50%
Maximum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity				11.50%	11.25%
Maximum | 2025
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.50%
Maximum | 2026
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.50%
Maximum | 2027
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.50%
Midpoint | 2025
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		10.50%
Midpoint | 2026
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		10.50%
Midpoint | 2027
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		10.50%